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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2005
                                                              FILE NOS.: 2-91103
                                                                        811-4020

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A
                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                      /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 24                      /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 25                              /X/

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                            MORGAN STANLEY CALIFORNIA
                              TAX-FREE INCOME FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:

          CARL FRISCHLING, ESQ.                        STUART M. STRAUSS, ESQ.
   KRAMER LEVIN NAFTALIS & FRANKEL LLP                 CLIFFORD CHANCE US LLP
      1177 AVENUE OF THE AMERICAS                        31 WEST 52ND STREET
        NEW YORK, NEW YORK 10036                       NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  As soon as practicable after this Post-Effective Amendment becomes effective. IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
              / / Immediately upon filing pursuant to paragraph (b)
              /X/ On April 29, 2005 pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1)
              / / On (date) pursuant to paragragh (a)(1)
              / / 75 days after filing pursuant to paragraph (a)(2)
              / / On (date) pursuant to paragraph (a)(2) of Rule 485

              AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

                    If appropriate, check the following box:
              /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Parts A, B and C to the Morgan Stanley California Tax-Free Income Fund (the
"Fund") Post-Effective Amendment No. 23 to the Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 24 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, (the "Investment Company Act") filed with the Securities and Exchange Commission on February 18, 2005 (the "Post-Effective Amendment") are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of 60 days after filing pursuant to Rule 485 (a)(1), under the Securities Act. It is proposed that the Post-Effective Amendment become effective on April 29, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

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                               SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of April, 2005.

            MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

                                            By   /s/ Amy R. Doberman
                                                 -------------------
                                                 Amy R. Doberman
                                                 Vice President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                               Title                             Date
(1) Principal Executive Officer           Executive Vice President
                                          and Principal Executive Officer
By /s/ Ronald E. Robison                                                        April 18, 2005
   --------------------------
       Ronald E. Robison

(2) Principal Financial Officer           Chief Financial Officer

By /s/ Francis J. Smith                                                         April 18, 2005
   --------------------------
   Francis J. Smith

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By /s/ Barry Fink                                                               April 18, 2005
   --------------------------
       Barry Fink
       Attorney-in-Fact

 Michael Bozic     Joseph J. Kearns
 Edwin J. Garn     Michael E. Nugent
 Wayne E. Hedien   Fergus Reid
 Manuel H. Johnson

By /s/ Carl Frischling                                                          April 18, 2005
   --------------------------
       Carl Frischling
       Attorney-in-Fact
